UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23177

GOEHRING & ROZENCWAJG INVESTMENT FUNDS
(Exact name of Registrant as specified in charter)

110 Wall Street
New York, NY 10005-5991
(Address of principal executive offices) (Zip code)

Registrant’s Telephone Number, including Area Code:  (646) 216-9777

Adam A. Rozencwajg
Goehring & Rozencwajg Associates, LLC
110 Wall Street
New York, NY 10005-5991
(Name and address of agent for service)

With copies To:

James M. Forbes, Esq.
Ropes & Gray LLP
Prudential Tower
800 Boylston St.
Boston, MA  02199-3600

Date of fiscal year end:  May 31

Date of reporting period:  June 1, 2016 - May 31, 2017

Item 1.  Report to Stockholders.

GOEHRING & ROZENCWAJG

INVESTMENT FUNDS

ANNUAL | MAY 31, 2017

Goehring & Rozencwajg Resources Fund

Institutional | 38035R208

Investor | 38035R109

TABLE OF CONTENTS

Manager Commentary	1
Disclosure of Fund Expenses	7
Schedule of Investments	8
Statement of Assets & Liabilities	11
Statement of Operations	12
Statement of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	16
Report of Independent Registered Public Accounting Firm	24
Disclosure Regarding Approval of Fund Advisory Agreements	25
Additional Information	27
Trustees and Officers	28

Goehring & Rozencwajg Resources Fund	Manager Commentary

May 31, 2017 (Unaudited)

May 31, 2017
Dear Shareholders:

Investment Results
The Goehring & Rozencwajg Resources Fund Retail Share Class declined by 15.80% from the Fund’s commencement of operations date on December 30, 2016 until May 31, 2017. The Fund trailed the Lipper Natural Resources Index(1) which declined by 5.6% and the MSCI World Index(2) which advanced by 10.1% between December 30, 2016 and May 31, 2017.

The Fund’s investments in precious metals related equities were the largest contributors to positive absolute performance, while the Fund’s investments in energy related securities detracted from absolute performance. In particular, the Fund’s investments in oilfield service related securities and offshore drilling related securities were the largest detractors from the Fund’s absolute performance.

Market Environment
During the period, natural resource related securities came under pressure and underperformed the broad market. Negative investor sentiment was caused by several factors including: a decline in the oil price, uncertainty around oil supply and demand fundamentals, concerns over global growth, and a negative reaction to the Organization of Petroleum Exporting Countries (“OPEC”) Annual Meeting held in Vienna on May 25, 2017. In particular, even though OPEC announced its intention to maintain oil production cuts until March 2018, many investors had expected additional cuts to be announced, and as a result oil prices weakened following the OPEC meeting.

Certain mining related securities performed more favorably during the period. Rising gold and copper prices in particular helped to increase the value of certain securities involved in precious metals and copper production, development and exploration.

A general sentiment of risk aversion resulted in poor performance amongst securities of companies perceived to be tied to global growth (including resource related securities) as compared with securities of those companies perceived to be havens of safety.

Investment Analysis
The Fund’s investments in securities of precious metals related companies were the largest contributors to positive absolute performance. These investments were not enough to offset the weakness in securities of energy companies.

The Fund’s three largest individual contributors to absolute performance were the following:

SQM – Shares of Quimica Y Minera de Chile SA advanced by 26.5% during the period as investors favored shares of companies with lithium exposure.

KL CN – Shares of Kirkland Lake Gold LTD advanced by 49.6% in USD terms during the period. The outperformance was the result of both advances in general of securities of precious metals related companies as well as several strong operational announcements from the Company during the period. In particular, Kirkland Lake Gold LTD announced a strong operational fourth quarter, beating stated 2016 production and cost guidance. Furthermore, the Company announced extensions at its Lower Phoenix gold system and encouraging drilling at its Fosterville deposit. The Company increased reserves at its Macassa deposit by 37% and at its Fosterville deposit by 66%.

Annual Report | May 31, 2017	1

Goehring & Rozencwajg Resources Fund	Manager Commentary

May 31, 2017 (Unaudited)

KGH PW – Shares of KGHM Polska Miedz Spolka Akcyjna advanced by 28.3% in USD terms and by 14.3% in PLN terms during the period. Copper prices rose by 3% during the period which helped the price of the securities of copper related companies. Furthermore, the Polish Zloky strengthened against the US dollar from 4.1873 to 3.7195 which benefitted the Fund’s investment from the USD perspective.

The Fund’s three largest individual detractors from absolute performance were the following:

NE – Shares of Noble Corp PLC declined by 24.2% during the period, as investors remain negative on the future prospects of companies related to the offshore drilling sector.

JONE – Shares of Jones Energy INC declined by 56.5% during the period. The weakness was partially explained by the fact that the Company delayed releasing highly anticipated results related to wells in its SCOOP/STACK acreage, which the market believed to be suggestive of negative news.

RDC – Shares of Rowan Companies PLC declined by 36.3% during the period, as investors remain negative on the future prospects of companies related to the offshore drilling sector.

Market Outlook
Investors remain extremely cautious regarding the global natural resources markets in general and the global oil markets in particular. Concerns are primarily focused on the perceived over-supply in the crude oil market and the perception that the production cuts announced by OPEC in November 2016 have not been sufficient to balance the market. Moreover, investors remain concerned that growth in US shale oil production will prevent the global market from balancing for the indefinite future. Lastly, many investors had expected OPEC to announce additional cuts at its May 2017 Annual Meeting in Vienna, Austria. While OPEC did agree to extend the cuts until March 2018 (from their original planned expiration of June 2017), the market responded very negatively to the perceived disappointment that additional production cuts were not forthcoming.

Our analysis continues to tell us a very different story. In particular, we believe that the oil markets are already in deficit and that the deficit should accelerate as we progress through the second half of 2018. In particular, the International Energy Agency (the IEA) now reports that OECD inventories actually drew in 2016, suggesting the oil markets were in deficit for the full-year. Given that the OPEC cuts did not materially take effect until early in 2017, this suggests that the oil market deficit should only get more severe as we progress through the remainder of the year. In particular, the IEA inventory data for March suggests that Organization for Co-operation and Development (“OECD”) inventories drew by 30 million barrels per day, during a month that normally sees them little changed, suggesting the market was undersupplied by nearly 1 million barrels per day.

OECD inventories remain at very high levels, which has resulted in persistent negative investor sentiment. However, should the recent market undersupply progress throughout the year, then OECD should be expected to largely normalize relative to long-term seasonal averages by the end of the year. We would expect to see improved investor sentiment towards crude oil and energy related investments once inventory levels normalize.

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Goehring & Rozencwajg Resources Fund	Manager Commentary

May 31, 2017 (Unaudited)

As such, the Fund continues to own securities related to companies that we believe to be high quality with exposure to an improving commodity landscape.

Adam Rozencwajg, CFA
Goehring & Rozencwajg Associates, LLC

Past performance does not guarantee future results. Fund prices fluctuate as the underlying assets have exposure to market fluctuations and other risks, as described in the Fund’s prospectus. Please visit www.gr-funds.com or call 1-844-464-6467 to obtain current performance information and for the current prospectus and statement of additional information. This material must be preceded or accompanied by a prospectus. Please read the prospectus carefully before investing.

The views of Goehring & Rozencwajg Associates, LLC and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer's current views. The views expressed are those of the author only, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the Fund or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither Goehring & Rozencwajg Associates, LLC nor the Fund accepts any liability for losses either direct or consequential caused by the use of this information.

Diversification does not eliminate the risk of experiencing investment losses.

The Goehring & Rozencwajg Resources Fund is distributed by ALPS Distributors, Inc. Goehring & Rozencwajg is not affiliated with ALPS Distributors, Inc.

The Fund is new with limited operating history.

The Fund is subject to investment risks, including possible loss of the principal amount invested and therefore is not suitable for all investors. The Fund may not achieve its objectives.

Adam Rozencwajg is a registered representative of ALPS Distributors, Inc. CFA Institute Marks are trademarks owned by the CFA Institute.

(1)
Lipper Natural Resources Index is an unmanaged equally weighted index of the largest mutual funds in the Lipper Natural Resources category of funds. Index returns reflect the reinvestment of income dividends and capital gains, if any. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

(2)
MSCI All Country World Index (ACWI), a broad-based securities index that will be used as a benchmark for assessing the performance of the Fund. The MSCI ACWI is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. Performance data shown for the MSCI ACWI is net of dividend tax withholding. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

Annual Report | May 31, 2017	3

Goehring & Rozencwajg Resources Fund	Manager Commentary

May 31, 2017 (Unaudited)

AVERAGE ANNUAL TOTAL RETURN (for the period ended May 31, 2017)

					Expense Ratio(2)
	1 Month	Quarter	YTD	Since Inception(1)	Gross	Net(3)
Goehring & Rozencwajg Resources Fund - Institutional - NAV	-5.06%	-15.26%	-15.60%	-15.60%	1.41%	0.92%
Goehring & Rozencwajg Resources Fund - Retail - NAV	-5.18%	-15.38%	-15.80%	-15.80%	1.74%	1.25%
MSCI All Country World Index (ACWI)(4)	2.12%	4.73%	10.23%	10.13%
Lipper National Resources Index	-2.44%	-5.64%	-6.97%	-7.37%

TOP TEN HOLDINGS (as a % of Net Assets)*
Pioneer Natural Resources Co.	5.2%
Sociedad Quimica y Minera de Chile SA - Sponsored ADR	4.4%
Arch Coal, Inc. - Class A	4.1%
Matador Resources Co.	4.0%
Contura Energy, Inc.	4.0%
Parsley Energy, Inc. - Class A	3.6%
Basic Energy Services, Inc.	3.5%
Freeport-McMoRan, Inc.	2.9%
Rowan Cos PLC - Class A	2.8%
The Mosaic Co.	2.7%
Top Ten Holdings	37.2%

INDUSTRY SECTOR ALLOCATION (as a % of Net Assets)
Exploration & Production	26.0%
Oil & Gas Services & Equipment	17.8%
Base Metals	14.4%
Precious Metal Mining	11.9%
Agricultural Chemicals	9.4%
Coal Operations	8.7%
Other Mined Minerals	2.5%
Cash, Cash Equivalents, & Other Net Assets	9.3%

*	Holdings are subject to change.

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Shares of the Fund redeemed or exchanged within 30 days of purchase are subject to a 2% redemption fee. Performance does not reflect this fee, which if deducted would reduce an individual's return. To obtain the Fund’s most recent month-end performance, visit www.gr-funds.com or call 1-844-464-6467. This material must be preceded or accompanied by a prospectus. Please read the prospectus carefully before investing.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Subject to investment risks, including possible loss of the principal amount invested.

(1)	The Fund commenced operations on December 30, 2016.

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Goehring & Rozencwajg Resources Fund	Manager Commentary

May 31, 2017 (Unaudited)

(2)	Ratios as of the Prospectus dated December 30, 2016 and may differ from the ratios presented in the Financial Highlights.

(3)
Goehring & Rozencwajg Associates, LLC, the Fund’s investment adviser (the “Adviser”), has contractually agreed to limit the amount of the Fund’s total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and extraordinary expenses, to 0.92% and 1.25% of the Fund’s average daily net assets for Institutional Class shares and Retail Class shares, respectively. This agreement is in effect through December 31, 2017, may only be terminated before then by the Board of Trustees, and is reevaluated on an annual basis. With respect to the Fund, the Adviser shall be permitted to recover, on a class-by-class basis, expenses it has borne subsequent to the effective date of the agreement described above (whether through reduction of its management fee or otherwise) only to the extent that the Fund’s expenses in later periods fall below the lesser of (1) the expense limit in effect at the time the Adviser waives or limits the expenses and (2) the expense limit in effect at the time the Adviser seeks to recover the expenses; provided, however, that the Fund will not be obligated to pay any such reduced fees and expenses more than three years after the date on which the fee and expense was reduced.

(4)
MSCI All Country World Index (ACWI), a broad-based securities index that will be used as a benchmark for assessing the performance of the Fund, and the Lipper Natural Resources Index, an additional comparative index. The MSCI ACWI is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. Performance data shown for the MSCI ACWI is net of dividend tax withholding. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

(5)
Lipper Natural Resources Index is an unmanaged equally weighted index of the largest mutual funds in the Lipper Natural Resources category of funds. Index returns reflect the reinvestment of income dividends and capital gains, if any. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

Annual Report | May 31, 2017	5

Goehring & Rozencwajg Resources Fund	Manager Commentary

May 31, 2017 (Unaudited)

GROWTH OF $10,000 INVESTMENT IN THE FUND (for the period ended May 31, 2017)

The chart shown above represent a hypothetical investment of $10,000 in the Fund’s Institutional Class shares for the period from inception to May 31, 2017. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that an investor would pay on distributions or redemptions.

Investing in the Fund is subject to investment risks, including possible loss of the principal amount invested.

The Fund also offers Retail Class shares, performance for which is not reflected in the graphs above. The performance of Retail Class shares is likely to be lower than the performance of the Institutional Class shares shown in the graphs above because of higher expenses paid by shareholders investing in the Retail Class shares as compared to Institutional Class shares.

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Goehring & Rozencwajg Resources Fund	Disclosure of Fund Expenses

May 31, 2017 (Unaudited)

As a shareholder of the Goehring & Rozencwajg Resources Fund (the “Fund”), you will incur two types of costs: (1) transaction costs, including applicable redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on December 1, 2016 and held until May 1, 2017.

Actual Expenses. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transaction fees, such as redemption fees or exchange fees. Therefore, the second line of each table below is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Expense Ratio(a)	Expenses Paid, and During Period December 1, 2016 - May 31, 2017(b)
Institutional Class
Actual(c)	$1,000.00	$844.00	0.92%	$3.56
Hypothetical (5% return before expenses)	$1,000.00	$1,020.34	0.92%	$4.63
Retail Class
Actual(c)	$1,000.00	$842.00	1.25%	$4.83
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	1.25%	$6.29

(a)	Annualized, based on the Fund's most recent fiscal half-year expenses.
(b)
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

(c)	The Fund commenced operations on December 30, 2016, and as such the actual expenses paid during the period were based on 153 days.

Annual Report | May 31, 2017	7

Goehring & Rozencwajg Resources Fund	Schedule of Investments

May 31, 2017

Security Description	Shares	Value
COMMON STOCKS (89.1%)
ENERGY (50.9%)
Coal Operations (8.7%)
Arch Coal, Inc. ‐ Class A	3,300	$233,541
Contura Energy, Inc.(a)	3,100	229,400
Peabody Energy Corp.(a)	1,485	36,071
		499,012
Exploration & Production (25.4%)
Advantage Oil & Gas Ltd.(a)	8,900	56,068
Birchcliff Energy Ltd.	8,800	41,432
Concho Resources, Inc.(a)	500	63,390
Diamondback Energy, Inc.(a)	700	64,932
Energen Corp.(a)	1,200	68,448
EOG Resources, Inc.	1,200	108,372
Jones Energy, Inc. ‐ Class A(a)	33,492	66,984
Matador Resources Co.(a)	10,200	232,457
Painted Pony Energy Ltd.(a)	8,800	31,009
Parsley Energy, Inc. ‐ Class A(a)	7,000	207,550
PDC Energy, Inc.(a)	2,900	144,014
Pioneer Natural Resources Co.	1,800	300,347
RSP Permian, Inc.(a)	2,200	78,298
		1,463,301
Oil & Gas Services & Equipment (16.8%)
Atwood Oceanics, Inc.(a)	4,200	42,168
Basic Energy Services, Inc.(a)	7,300	200,677
Canadian Energy Services & Technology Corp.	5,300	25,110
Diamond Offshore Drilling, Inc.(a)	9,300	107,415
Ensco PLC ‐ Class A	20,400	127,296
Helmerich & Payne, Inc.	900	47,394
Noble Corp. PLC	32,500	131,625
Rowan Cos PLC ‐ Class A(a)	13,300	160,132
Transocean Ltd.(a)	13,700	124,533
		966,350
MATERIALS (38.2%)
Agricultural Chemicals (9.4%)
CF Industries Holdings, Inc.	5,000	134,500
The Mosaic Co.	6,800	153,884
Sociedad Quimica y Minera de Chile SA ‐ Sponsored ADR	7,000	252,210
		540,594
Base Metals (14.3%)
Arizona Mining, Inc.(a)	23,900	37,685
Copper Mountain Mining Corp.(a)	58,200	32,313
Dalradian Resources, Inc.(a)	44,800	49,746
Excelsior Mining Corp.(a)	70,000	42,492
First Quantum Minerals Ltd.	8,600	72,513
Freeport‐McMoRan, Inc.(a)	14,400	165,457

See Notes to Financial Statements.

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Goehring & Rozencwajg Resources Fund	Schedule of Investments

May 31, 2017

Security Description	Shares	Value
Base Metals (continued)
Hudbay Minerals, Inc.	14,500	$74,172
KGHM Polska Miedz SA	3,700	105,130
Lundin Mining Corp.	16,600	91,427
Southern Copper Corp.	2,500	87,400
Turquoise Hill Resources Ltd.(a)	25,000	65,000
		823,335
Oil & Gas Services & Equipment (0.7%)
Select Sands Corp.(a)	49,500	38,842

Other Mined Minerals (1.8%)
Hi‐Crush Partners LP(a)	4,000	52,200
US Silica Holdings, Inc.	1,300	49,400
		101,600
Precious Metal Mining (12.0%)
Agnico Eagle Mines Ltd.	1,300	62,933
Algold Resources Ltd.(a)	115,200	17,909
Auryn Resources, Inc.(a)	18,400	44,541
Barrick Gold Corp.	3,400	56,236
Endeavour Mining Corp.(a)	3,500	55,187
Goldcorp, Inc.	4,000	54,360
Golden Reign Resources Ltd.(a)	138,200	23,019
Kirkland Lake Gold Ltd.(a)	10,200	79,283
Lion One Metals Ltd.(a)	30,100	14,706
Lundin Gold, Inc.(a)	5,100	23,181
Marathon Gold Corp.(a)	57,200	45,308
Pan American Silver Corp.	6,700	116,849
TMAC Resources, Inc.(a)(b)	3,400	41,378
Torex Gold Resources, Inc.(a)	3,400	56,832
		691,722
TOTAL COMMON STOCKS (Cost $6,071,513)		5,124,756

WARRANTS (0.00%)(c)
ENERGY (0.00%)(c)
Coal Operations (0.0%)
Peabody Energy Corp., Expires 07/03/2017	70	1,700

TOTAL WARRANTS (Cost $1,928)		1,700

See Notes to Financial Statements.

Annual Report | May 31, 2017	9

Goehring & Rozencwajg Resources Fund	Schedule of Investments

May 31, 2017

Security Description	Principal	Value
CORPORATE BONDS (1.6%)
ENERGY (1.6%)
Exploration & Production (0.6%)
EV Energy Partners LP / EV Energy Finance Corp.
8.00%, 04/15/2019	$53,000	$33,125

Oil & Gas Services & Equipment (1.0%)
Gulfmark Offshore, Inc.(d)
6.38%, 03/15/2022	$150,000	60,375

TOTAL CORPORATE BONDS (Cost $123,740)		93,500

Security Description	Shares	Value
SHORT TERM INVESTMENTS (0.6%)
Dreyfus Treasury Securities Cash Management (7 day yield 0.639%)	36,987	36,987

TOTAL SHORT TERM INVESTMENTS (Cost $36,987)		36,987

TOTAL INVESTMENTS ‐ (91.3%) (Cost $6,234,168)		5,256,943

Assets in Excess of Other Liabilities ‐ (8.7%)		498,556

NET ASSETS ‐ (100.0%)		$5,755,499

(a)	Non-income producing security.
(b)
Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration.  Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.  As of May 31, 2017, the aggregate market value of those securities was $41,378, which represents approximately 0.72% of net assets.

(c)	Less than 0.005%.
(d)	Security is in default and therefore is non-income producing.

See Notes to Financial Statements.

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Goehring & Rozencwajg Resources Fund	Statement of Assets and Liabilities

May 31, 2017

ASSETS:
Investments, at value (cost $6,234,168)	$5,256,943
Receivable for shares sold	510,000
Due from adviser	94,960
Offering costs (Note 2)	135,980
Dividends receivable	3,553
Interest receivable	565
Prepaid assets	2,377
Total Assets	6,004,378

LIABILITIES:
Payable to custodian	20,833
Payable to adviser	57,989
Payable for administration fees	32,665
Payable for distribution and service fees	2,036
Payable to trustees	5,000
Payable to chief compliance officer	6,667
Payable for organization expenses	46,213
Payable for transfer agency fees	10,720
Payable for professional fees	60,751
Accrued expenses and other liabilities	6,005
Total Liabilities	248,879
NET ASSETS	$5,755,499

NET ASSETS CONSIST OF:
Paid‐in capital (Note 5)	$6,824,537
Accumulated net investment loss	(4,694)
Accumulated net realized loss	(87,119)
Net unrealized depreciation	(977,225)
NET ASSETS	$5,755,499

PRICING OF SHARES
Institutional Class:
Net Asset Value, offering and redemption price per share	$8.44
Net Assets	$2,934,955
Shares of beneficial interest outstanding	347,828
Retail Class:
Net Asset Value, offering and redemption price per share	$8.42
Net Assets	$2,820,544
Shares of beneficial interest outstanding	334,810

See Notes to Financial Statements.

Annual Report | May 31, 2017	11

Goehring & Rozencwajg Resources Fund	Statement of Operations

For the Period December 30, 2016 (Commencement) to May 31, 2017

INVESTMENT INCOME:
Interest	$2,194
Dividends	12,921
Foreign taxes withheld	(568)
Total Investment Income	14,547

EXPENSES:
Investment advisory fee (Note 6)	20,411
Administration fee	78,787
Distribution and service fees
Retail Class	3,660
Custodian fee	20,833
Professional fees	72,936
Transfer agent fee	19,318
Trustees fees and expenses	15,000
Registration and filing fees	1,641
Printing fees	3,100
Chief compliance officer fee	16,774
Insurance expense	11,288
Offering cost expense	97,529
Organization expense	186,708
Other expenses	3,289
Total Expenses	551,274
Less fees waived/reimbursed by investment adviser
Institutional Class	(266,866)
Retail Class	(259,851)
Total fees waived/reimbursed by investment adviser (Note 6)	(526,717)
Net Expenses	24,557
NET INVESTMENT LOSS	(10,010)
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	(85,601)
Foreign currency transactions	(2,675)
Net realized loss	(88,276)

Change in unrealized appreciation/(depreciation) on:
Investments	(977,225)
Net change in unrealized depreciation	(977,225)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(1,065,501)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,075,511)

See Notes to Financial Statements.

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Goehring & Rozencwajg Resources Fund	Statement of Changes in Net Assets

For the Period Ended May 31, 2017(a)
OPERATIONS:
Net investment loss	$(10,010)
Net realized loss	(88,276)
Net change in unrealized depreciation	(977,225)
Net decrease in net assets resulting from operations	(1,075,511)

BENEFICIAL SHARE TRANSACTIONS (Note 5):
Institutional Class
Shares sold	3,490,000
Net increase from beneficial share transactions	3,490,000
Retail Class
Shares sold	3,341,010
Net increase from beneficial share transactions	3,341,010
Net increase in net assets	5,755,499

NET ASSETS:
Beginning of year	–
End of year(including accumulated net investment loss of $(4,694))	$5,755,499

(a)	Commenced operations on December 30, 2016.

See Notes to Financial Statements.

Annual Report | May 31, 2017	13

Goehring & Rozencwajg Resources Fund	Financial Highlights

Institutional Class	For a share outstanding throughout the period presented

	For the Period Ended May 31, 2017(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.01)
Net realized and unrealized loss on investments	(1.55)
Total from investment operations	(1.56)

NET DECREASE IN NET ASSET VALUE	(1.56)
NET ASSET VALUE, END OF PERIOD	$8.44

TOTAL RETURN(c)	(15.60%)

SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$2,935

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	23.90	%(d)
Operating expenses including reimbursement/waiver	0.92	%(d)
Net investment loss including reimbursement/waiver	(0.28	%)(d)

PORTFOLIO TURNOVER RATE(e)	5%

(a)	Commenced operations on December 30, 2016.
(b)	Calculated using the average shares method.
(c)
Assumes an initial investment at commencement of operations, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal year. Total returns are for the period indicated and have not been annualized.  Total returns would have been lower had certain expenses not been waived during the period.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

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Goehring & Rozencwajg Resources Fund	Financial Highlights

Retail Class	For a share outstanding throughout the period presented

	For the Period Ended May 31, 2017(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.02)
Net realized and unrealized loss on investments	(1.56)
Total from investment operations	(1.58)

NET DECREASE IN NET ASSET VALUE	(1.58)
NET ASSET VALUE, END OF PERIOD	$8.42

TOTAL RETURN(c)	(15.80%)

SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$2,821

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	24.63	%(d)
Operating expenses including reimbursement/waiver	1.25	%(d)
Net investment loss including reimbursement/waiver	(0.61	%)(d)

PORTFOLIO TURNOVER RATE(e)	5%

(a)	Commenced operations on December 30, 2016.
(b)	Calculated using the average shares method.
(c)
Assumes an initial investment at commencement of operations, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal year. Total returns are for the period indicated and have not been annualized.  Total returns would have been lower had certain expenses not been waived during the period.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

Annual Report | May 31, 2017	15

Goehring & Rozencwajg Resources Fund	Notes to Financial Statements

May 31, 2017

1.	ORGANIZATION

The Goehring & Rozencwajg Resources Fund (the "Fund") is a no‐load investment portfolio of Goehring  &  Rozencwajg  Investment  Funds  (the  “Trust”),  an  open‐end  series  management investment company organized as a Massachusetts business trust on July 14, 2016, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations  on  December  30,  2016.  The  Fund  is  a  diversified  investment  company  with  an investment  objective  which  seeks  to  maximize  total  return,  which  consists  of  income  on  its investments   and  capital   appreciation.   The  Fund   currently  offers  Retail  Class  Shares  and Institutional Class Shares.   Each share class of the Fund represents an investment in the same portfolio of securities, but each share class has its own expense structures.  The Board of Trustees (the  “Board”) may  establish  additional  funds  and classes of shares  at  any time in the future without  shareholder  approval.      The  Fund’s  Investment  Adviser  is  Goehring  &  Rozencwajg Associates, LLC (the “Adviser”).

2.	SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).  The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions  that  affect  the  reported  amounts  of  assets  and  liabilities  and  disclosures  of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Investment  Valuation:  The  Fund  generally  values  its  securities  based  on  market  prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange, or if there is no closing price or official closing price, the last sale price.  If there have been no sales on that day, the securities are valued at the mean of the current  bid  and ask  price. U.S.  and non  U.S.  government  and  corporate  debt  securities  are typically traded in the over‐the‐counter market internationally, and are generally valued using prices supplied by a pricing vendor approved by the Board of Trustees based on the mid point of quotes from multiple dealers and other factors deemed relevant by the pricing vendor.  In the case of other securities not traded on an exchange, or if closing prices are not otherwise available, the market price is typically determined by independent third‐party pricing vendors approved by the Fund’s  Board  of  Trustees  using  a  variety  of  pricing  techniques  and  methodologies.  U.S. government and agency securities are valued by a third‐party pricing vendor at the mean between the closing bid and asked prices.  Other than with respect to the debt securities discussed above, the market price for debt obligations is generally the price supplied by an independent third‐party pricing service approved by the Fund’s Board of Trustees, which may use, instead of quotes from dealers, a matrix, formula or other method that takes into consideration market indices, yield curves and other specific adjustments.  Derivatives are valued using market quotations, a price supplied by a pricing service or counterparty, or using the fair value procedures discussed below, depending on the type of derivative and the availability of market quotations.   Short‐term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value.  Investments in the underlying funds are based on the underlying fund’s net asset value.  Available cash is generally invested into a money market fund by the Fund’s custodian, and is valued at the latest net asset value per share as reported to the Fund’s administrator.

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Goehring & Rozencwajg Resources Fund	Notes to Financial Statements

May 31, 2017

When the price quotations described above are not available, or when the Adviser believes that they are unreliable, the Fund’s assets may be priced using fair value procedures approved by the Board of Trustees.  Because the Fund invests in investments that may be thinly traded or for which the price quotations described above may not be readily available or may be unreliable – such as securities of small capitalization companies, securities of issuers located in emerging markets, high yield securities and derivatives – the Fund may use fair valuation procedures more frequently than funds that invest primarily in securities that are more liquid – such as equity securities of large capitalization domestic issuers.    The Fund may also use fair value procedures if the Adviser determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund’s NAV is calculated.  In particular, the value of non‐ U.S. securities may be materially affected by events occurring after the close of the market on which they are traded, but before the Fund prices its shares.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three‐tier hierarchy based on the  inputs used to  measure fair  value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants  would  use  in  pricing  the  asset  or  liability  that  are  developed  based on  the  best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets  or  inputs  other  than  quoted  prices  that  are  observable  (either  directly  or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant  unobservable  prices  or  inputs  (including  the  Fund’s  own  assumptions  in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Annual Report | May 31, 2017	17

Goehring & Rozencwajg Resources Fund	Notes to Financial Statements

May 31, 2017

The following is a summary of each input used to value the Fund as of May 31, 2017:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
GOEHRING & ROZENCWAJG RESOURCES FUND
Common Stocks	$5,124,756	$–	$–	$5,124,756
Corporate Bonds	–	93,500	–	93,500
Rights	–	1,700	–	1,700
Short Term Investments	36,987	–	–	36,987
Total	$5,161,743	$95,200	$–	$5,256,943

*	See Schedule of Investments for industry classification.

The Fund recognizes transfers between levels as of the end of the period. As the Fund commenced operations on December 30, 2016, there were not transfers between levels as of May 31, 2017.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex‐dividend date or for certain foreign securities, as soon as information is available to the Fund. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Class Expenses: Expenses that are specific to a class of shares of the Fund, including distribution fees (Rule 12b‐1 fees), are charged directly to that share class. Expenses that are common to all Funds generally are allocated among the Funds in proportion to their average daily net assets.

Offering  Costs:  Offering  costs,  including  costs  of  printing  initial  prospectuses,  legal  and registration fees, are being amortized over twelve months from the inception date of the Fund. Amounts  amortized  during  the  period  ended  May  31,  2017  for  the  Fund  are  shown  on  the Statement of Operations. As of May 31, 2017, $135,980, of offering costs remain to be amortized for the Fund.

Organization Costs: Organization costs consist of costs incurred to establish the Fund and enable it legally to do business. Examples of these costs are fees paid to the Board of Trustees, legal fees, and audit fees relating to the seed audit. These costs are expensed as incurred.

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year so that the Fund will not be subject to excise tax on undistributed income and gains. The Fund is not subject to income taxes to the extent such distributions are made.

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Goehring & Rozencwajg Resources Fund	Notes to Financial Statements

May 31, 2017

As  of  and during  the  period ended  May  31,  2017,  the  Fund  did  not  have  a  liability  for  any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax return is subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal  purposes  and  three  years  for  most  state  returns.  Tax  returns  for  open  years  have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: The Fund normally pays dividends and distributes capital gains, if any, on an annual basis.   Income dividend distributions are derived from dividends and other income the Fund receives from its investments, including short‐term capital gains. Long term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than a year. The Fund may make additional distributions and dividends at other times if the portfolio manager believes doing so may be necessary for the Fund to avoid or reduce taxes.

3.	TAX BASIS INFORMATION

Reclassifications: As of May 31, 2017, permanent differences on book and tax accounting were reclassified. These differences had no effect on net assets and were primarily attributed to non‐deductible offering costs, foreign currency transactions and an investment in a defaulted bond. These reclassifications were as follows:

	Paid-in Capital	Accumulated Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss) on Investments
Goehring & Rozencwajg Resources Fund	$(6,473)	$5,316	$1,157

Tax  Basis  of  Investments: As  of  May  31,  2017,  the  aggregate  cost  of  investments,  gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) for Federal tax purposes was as follows:

Goehring & Rozencwajg Resources Fund
Gross unrealized appreciation (excess of value over tax cost)	$163,865
Gross unrealized depreciation (excess of tax cost over value)	(1,170,561)
Net unrealized depreciation	$(1,006,696)
Cost of investments for income tax purposes	$6,263,639

Annual Report | May 31, 2017	19

Goehring & Rozencwajg Resources Fund	Notes to Financial Statements

May 31, 2017

Components of  Distributable Earnings:   As  of  May  31,  2017,  components  of  distributable earnings were as follows:

Goehring & Rozencwajg Resources Fund
Undistributed ordinary income	$29,885
Accumulated capital loss	(85,601)
Net unrealized depreciation	(1,006,696)
Other cumulative effect of timing differences	(6,626)
Total	$(1,069,038)

Capital Losses: The fund elects to defer $85,601 to the period ending May 31, 2018, capital losses recognized from inception to May 31, 2017.

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes.  Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by each Fund.

There were no distributions paid by the Fund for the period ended May 31, 2017.

4.	SECURITIES TRANSACTIONS

The cost  of purchases  and  proceeds from sales of securities  (excluding short‐term securities) during the year or period ended May 31, 2017 was as follows:

	Purchases of Securities	Proceeds from Sales of Securities
Goehring & Rozencwajg Resources Fund	$6,499,169	$219,687

5.	SHARES OF BENEFICIAL INTEREST

The capitalization of the Fund consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Fund have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Purchasers of the shares do not have any obligation to make payments to the Fund or its creditors solely by reason of the purchaser’ ownership of the shares. Shares have no pre‐emptive rights.

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Goehring & Rozencwajg Resources Fund	Notes to Financial Statements

May 31, 2017

For the Period Ended May 31, 2017
Institutional Class
Shares sold	347,828
Net increase in shares outstanding	347,828
Retail Class
Shares sold	334,810
Net increase in shares outstanding	334,810

Shares redeemed within 30 days of purchase may incur a 2% short‐term redemption fee deducted from the redemption amount. The Fund did not have redemption fees during the period ended May 31, 2017.

6. MANAGEMENT AND RELATED‐PARTY TRANSACTIONS

The Adviser, subject to the authority of the Board, is responsible for the overall management and administration of the Fund’s business affairs. The Adviser manages the investments of the Fund in accordance with the Fund’s investment objective, policies and limitations and investment guidelines established jointly by the Adviser and the Board. Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Fund pays the Adviser an annual management fee of 0.90%, based on the Fund’s average daily net assets. The management fee is paid on a monthly basis.

The Adviser has contractually agreed to limit the amount of the Fund’s total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and extraordinary expenses, to 0.92% and 1.25% of the Fund’s average daily net assets for Institutional Class shares and Retail Class shares, respectively. This agreement is in effect through December 31, 2017, may only be terminated before then by the Board, and is reevaluated on an annual basis. With respect to the Fund, the Adviser shall be permitted to recover, on a class‐by‐class basis, expenses it has borne subsequent to the effective date of the agreement described above (whether through reduction of its management fee or otherwise) only to the extent that the Fund’s expenses in later periods fall below the lesser of (1) the expense limit in effect at the time the Adviser waives or limits the expenses and (2) the expense limit in effect at the time the Adviser seeks to recover the expenses; provided, however, that the Fund will not be obligated to pay any such reduced fees and expenses more than three years after the date on which the fee and expense was reduced. Fees waived/reimbursed by the Adviser for the period ended May 31, 2017 are disclosed in the Statement of Operations.

For the period ended May 31, 2017, the fee waivers and/or reimbursements were as follows:

Fund	Fees Waived/Reimbursed by Adviser
Goehring & Rozencwajg Resources Fund
Institutional Class	$(266,866)
Retail Class	(259,851)
TOTAL	$(526,717)

Annual Report | May 31, 2017	21

Goehring & Rozencwajg Resources Fund	Notes to Financial Statements

May 31, 2017

As of May 31, 2017, the balances of recoupable expenses for the Fund were as follows:

Fund	Expiring in 2020
Goehring & Rozencwajg Resources Fund
Institutional Class	$266,866
Retail Class	259,851
TOTAL	$526,717

Distributor: ALPS Distributors, Inc. (“ADI” or the “Distributor”) (an affiliate of ALPS Fund Services Inc. (“ALPS”)) acts as the distributor of the Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares are sold on a continuous basis by ADI as agent for the Fund, although it is not obliged to sell any particular amount of shares.

ADI is not entitled to any compensation from the Fund for its services as Distributor; however, ADI receives compensation from the Adviser. ADI is registered as a broker‐dealer with the U.S. Securities and Exchange Commission.

The Fund has adopted a separate Distribution and Services Plan pursuant to Rule 12b‐1 of the 1940 Act. The Plan allows the Fund, as applicable, to use the Fund’s assets to  pay fees in connection with the distribution and marketing of the Fund’s shares and/or the provision of shareholder services to the Fund’s shareholders. The Plan permits payment for services in connection with the administration of plans or programs that use shares of the Fund as their funding medium and for related expenses. The recipients of such payments may include other affiliates of the Adviser, broker‐dealers, financial institutions, plan sponsors and administrators and other financial intermediaries through which investors may purchase shares of the Fund. The Plans permit the Fund to make total payments at an annual rate of up to 0.25% of the average daily net asset value of the Retail Class. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time they will increase the cost of an investment in the Fund, and Plan fees may cost an investor more than other types of sales charges.

Under the Shareholder Services Plan (a “Services Plan”), the Fund is authorized to compensate certain financial institutions, including broker‐dealers and Fund affiliates which may include the Distributor, Adviser and/or the transfer agent (the “Participating Organizations”), for providing services to the Fund or the Fund’s shareholders. This compensation may be used by the financial institution for payments to financial institutions and persons who provide administrative and support services to their customers who may from time to time beneficially own Retail Class shares. The Services Plan permits the Fund to make total payments at an annual rate of up to 0.15% of the Fund’s average daily net assets attributable to its Retail Class shares. However, the Fund may pay fees under the Services Plan at a lesser rate. Shareholder Services Plan fees are included with distribution and service fees on the Statement of Operations.

Fund  Administrator Fees  and  Expenses:  ALPS  Fund  Services,  Inc.  (“ALPS”)  serves  as administrator to the Fund. Pursuant to an Administration Agreement, ALPS provides operational services to the Fund including, but not limited to, fund accounting and fund administration and generally assist in the Fund’s operations. Several officers of the Trust are employees of ALPS. The Fund’s administration fee is accrued on a daily basis and paid monthly. Administration fees paid by the Fund for the period ended May 31, 2017 are disclosed in the Statement of Operations.

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Goehring & Rozencwajg Resources Fund	Notes to Financial Statements

May 31, 2017

The Administrator is also reimbursed by the Fund for certain out‐of‐pocket expenses.

Transfer Agent: ALPS serves as transfer, dividend paying and shareholder servicing agent for the Fund. ALPS receives an  annual minimum fee,  a  fee  based upon the  number of shareholder accounts, and is also reimbursed by the Fund for certain out‐of‐pocket expenses. Transfer agent fees paid by the Fund for the period ended May 31, 2017 are disclosed in the Statement of Operations.

Compliance Services: ALPS provides services that assist the Fund’s chief compliance officer in monitoring and testing the policies and procedures of the Fund in conjunction with requirements under Rule 38a‐1 under the 1940 Act and receives an annual base fee. ALPS is reimbursed for certain out‐of‐pocket expenses by the Fund. Compliance services fees paid by the Fund for the period ended May 31, 2017 are disclosed in the Statement of Operations.

Beneficial Ownership: The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund under Section 2(a)(9) of the 1940 Act. As of May 31, 2017, the following entities beneficially owned 25% or greater of a Fund’s outstanding shares:

Goehring & Rozencwajg Resources Fund	Beneficial Owner	Percentage
Institutional Class	Leigh Goehring	93.28%
Retail Class	Leigh Goehring	96.95%

7. INDEMNIFICATIONS

Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that may contain general indemnification clauses,  which may  permit indemnification to the extent permissible under applicable law. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. RECENT ACCOUNTING PROUNCEMENT

On October 13, 2016, the SEC amended Regulation S‐X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S‐X is August 1, 2017. Management is currently evaluating the impact to the financial statements and disclosures.

Annual Report | May 31, 2017	23

Goehring & Rozencwajg Resources Fund	Report of Independent Registered Public Accounting Firm

Grant Thornton LLP
Two Commerce Square
2001 Market Street, Suite 700
Philadelphia, PA 19103

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	T 215.561.4200
F 215.561.1066
www.GrantThornton.com
Board of Trustees and Shareholders
Goehring & Rozencwajg Resources Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Goehring & Rozencwajg Resources Fund (the “Fund”), a portfolio of the Goehring & Rozencwajg Investment Funds Trust, as of May 31, 2017, and the related statements of operations, changes in net assets, and financial highlights for the period from December 30, 2016 (date of commencement of operations) through May 31, 2017. These financial statements and financial highlights are  the responsibility of  the  Fund’s management. Our  responsibility is  to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2017, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Goehring & Rozencwajg Resources Fund as of May 31, 2017, and the results of its operations, the changes in its net assets and its financial highlights for the period from December 30, 2016 (date of commencement of operations) through May 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Philadelphia, Pennsylvania
July 28, 2017
Grant Thornton LLP
U.S. member firm of Grant Thornton International Ltd

24	www.gr-funds.com

Disclosure Regarding Approval of Fund Advisory Agreements

May 31, 2017 (Unaudited)

The Goehring & Rozencwajg Resources Fund (the “Fund”) commenced operations in December 2017. The Board of Trustees, including a majority of the Trustees who are not interested persons of the Fund (the “Independent Trustees”), approved the Fund’s investment management agreement (the “Agreement”) at an in‐person Board meeting held on September 8, 2016. The Trustees considered information provided to the Trustees in advance of and at the meeting, which included, among other things, information regarding: (i) Goehring & Rozencwajg Associates, LLC (the “Adviser”), including the professional experience and performance history of the Adviser’s principals and the services to be provided by the Adviser; (ii) the Fund’s investment objective and strategies; (iii) the Fund’s proposed advisory fee and other expenses, comparisons of the Fund’s fees to the fees of a group of similar funds prepared by a third party and the proposed expense cap; and (iv) arrangements in respect of the distribution of the Fund’s shares.

Because the Fund is newly formed and had not commenced operations at the time of the Trustees’ review, certain information, including data relating to Fund performance, was not available, and therefore could not be distributed to the Trustees. Throughout the process, the Trustees were afforded the opportunity to ask questions of, and request additional materials from, the Adviser.

In considering whether to initially approve the Agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreement included, but were not limited to, the following:

The nature, extent and quality of the services to be provided to the Fund under the Agreement.
The Trustees considered the nature, extent and quality of the services proposed to be provided by the Adviser to the Fund. In this regard, the Trustees took into account the experience of the Adviser’s principals and the time and attention they expect to devote to the Fund. They also took into  account  the  time  the  Adviser would be devoting to the oversight  of  other  Fund services providers.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the nature, extent and quality of the services proposed to be provided by the Adviser supported the approval of the Agreement.

Investment performance of the Adviser.
The Trustees noted that since the Fund had not yet begun operations, there was no Fund performance to be reviewed or analyzed at that time.  They considered the performance of accounts managed by one or both of the Fund’s portfolio managers prior to the time they joined the Adviser. The Trustees also considered the Adviser’s proposed investment techniques, risk management controls and decision‐making processes, as well as the reputation of the Fund’s portfolio managers generally.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement,  that these factors supported the  approval of the Agreement.

Annual Report | May 31, 2017	25

Disclosure Regarding Approval of Fund Advisory Agreements

May 31, 2017 (Unaudited)

The costs of the services to be provided and profits to be realized by the Adviser from its relationship with the Fund.
The Trustees considered the fee proposed to be charged to the Fund for advisory services as well as the total expense  level expected for the Fund.   The Adviser furnished information to the Trustees compiled by a third party showing a comparison of the Fund’s proposed advisory fee and expected total expense levels compared to a group of comparable funds selected by the third party. The Trustees noted that an expense cap is proposed for the Fund, and the Fund’s proposed advisory fee and expected total expenses (after application of the expense caps and waivers) align competitively with comparable groups of mutual funds. The Adviser also provided information about the expected costs to it of providing services to the Fund and information about its expected profitability with respect to its management of the Fund. In this regard, they noted that until the Fund gathered additional assets, the Adviser would be subsidizing much of the Fund’s expenses by waiver of its management fee. The Trustees also noted that because the Adviser was recently organized, it did not manage any institutional accounts against which it could compare the Fund’s fees and expenses.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the proposed advisory fee for the Fund was fair and reasonable, and that the costs of these services generally and the related profitability of the Adviser in respect of its expected relationship with the Fund supported the approval of the Agreement.

Economies of scale.
The Trustees considered to what extent economies of scale would likely be realized as the Fund grows and whether those economies would be shared with the Fund. The Trustees noted that because the Fund is newly formed, it is not expected to attain any economies of scale for the near future, and that the Adviser had proposed to cap the Fund’s total expense ratio.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the extent to which economies of scale would be shared with the Fund supported the approval of the Agreement.

The Trustees also considered  other factors, which included but were not limited to so‐called “fallout benefits” to the Adviser resulting from its management of the Fund, such as soft dollar arrangements.  The Trustees also considered the possible conflicts of interest associated with these fallout and other benefits, as well as the steps the Adviser took to mitigate such possible conflicts of interest.

Based on their evaluation of all factors they deemed to be material, including those factors described above, the Trustees, including the Independent Trustees, concluded that the proposed Agreement should be approved for an initial two‐year period.

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Goehring & Rozencwajg Resources Fund	Additional Information

May 31, 2017 (Unaudited)

1. FUND HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N‐Q within 60 days after the end of the period. Copies of the Fund’s Form N‐Q are available without charge on the SEC website at http://www.sec.gov. You may also review and copy the Form N‐Q at the SEC’s Public Reference Room in Washington, DC. For more information about the operation of the Public Reference Room, please call the SEC at 1‐800‐SEC‐0330.

2. FUND PROXY VOTING POLICIES, PROCEDURES AND SUMMARIES

The Fund’s policies and procedures used in determining how to vote proxies and information regarding how the Fund’s voted proxies relating to portfolio securities during the most recent prior 12‐month period ending May 31 are available without charge, (1) upon request, by calling (toll‐free) 1‐844‐464‐6467 and (2) on the SEC’s website at http://www.sec.gov.

Annual Report | May 31, 2017	27

Goehring & Rozencwajg Resources Fund	Trustees and Officers

May 31, 2017 (Unaudited)

Additional information regarding the Fund’s trustees is included in the Statement of Additional Information, which can be obtained without charge by calling 1‐844‐464‐6467.

The business and affairs of the Fund are managed under the direction of the Board. The Board approves all significant agreements between the Fund and the persons or companies that furnish services to the Fund, including agreements with its distributor, investment adviser, administrator, custodian and transfer agent.

The name, age and principal occupations for the past five years of the Trustees and officers of the Trust are listed below, along with the number of portfolios in the fund  complex overseen by and the other directorships held by each Trustee. The business address for each Trustee and officer of the Trust is c/o Goehring & Rozencwajg Associates, LLC, 110 Wall Street, New York, NY 10005.

TRUSTEES
Name and Year of Birth	Position with the Trust	Term of Office And Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee
Mark Kellstrom (1961)	Independent Trustee	Since September 7, 2016	Managing Director, Bradley Woods & Co. Ltd. (an investment banking firm) since March 2014; Senior Partner, Strategic Energy Research & Capital, LLC (a broker dealer) from December 2006 to March 2014.	1	Endowment Committee, Grace Church (Madison, N.J.).
J. Douglas Newsome (1960)	Independent Trustee	Since October 25, 2016	Managing Director, Perkins Fund Marketing, LLC (a broker dealer) since August 2012; Consultant, Rumson Associates LLC since September 2011; Senior Managing Director, OmniCap, LLC (a broker dealer) from February 2012 to August 2012.	1	None.
Edward O’Brien (1985)	Independent Trustee	Since October 25, 2016	Chief Executive Officer, Doyle Trading Consultants, LLC (an energy market research consultancy) since July 2014; President, Doyle Trading Consultants, LLC, from June 2011 to June 2014.	1	None.

(1)	Each Trustee serves until retirement, resignation or removal from the Board.
(2)	For purposes of this table, the GRA Fund Complex includes only the Trust.

28	www.gr-funds.com

Goehring & Rozencwajg Resources Fund	Trustees and Officers

May 31, 2017 (Unaudited)

Name and Year of Birth	Position with the Trust	Term of Office And Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee
Thomas B. Stiles, II (1940)	Independent Trustee	Since September 7, 2016	President/ Chairman of the Board (since 1998) and Board Member (since 1973), Cedar Lawn Corporation (a non‐profit cemetery).	1	Vice Chairman, Laguna Art Museum; Director (from October 2003 to September 2015) and Non‐Executive Chairman of the Board (from April 2009 to July 2013), Sanford C. Bernstein Fund, Inc.
Adam A. Rozencwajg(3) (1984)	Interested Trustee and Chairman of the Board	Since July 14, 2016	Managing Partner, Goehring & Rozencwajg Associates, LLC (an investment advisor) since January 2016; Vice President, Chilton Investment Company, LLC (a hedge fund) from October 2007 to December 2015.	1	None.

(1)	Each Trustee serves until retirement, resignation or removal from the Board.
(2)	For purposes of this table, the GRA Fund Complex includes only the Trust.
(3)	Mr. Rozencwajg is an interested person of the Trust (as defined in the 1940 Act) (an “Interested Trustee”) because of his position with GRA.

Annual Report | May 31, 2017	29

Goehring & Rozencwajg Resources Fund	Trustees and Officers

May 31, 2017 (Unaudited)

OFFICERS
Name and Year of Birth	Position with the Trust	Term of Office And Length of Time Served(1)	Principal Occupation(s) During Past 5 Years
Adam A. Rozencwajg (1984)	President, Chief Executive Officer, Treasurer, and Chief Financial Officer	Since July 14, 2016.	Managing Partner, Goehring & Rozencwajg Associates, LLC (an investment advisor) since January 2016; Vice President, Chilton Investment Company, LLC (a hedge fund) from October 2007 to December 2015.
Melanie Zimdars (1976)	Chief Compliance Officer	Since September 8, 2016	Deputy Chief Compliance Officer, ALPS Holdings, Inc. since September 2009.
Karen S. Gilomen (1970)	Clerk	Since March 13, 2017.	Vice President and Senior Counsel, ALPS Fund Services, Inc. since August 2016; Vice President – General Counsel and Chief Compliance Officer from January 2010 to August 2016.

(1)	Officers are typically elected every year, unless an officer earlier retires, resigns or is removed from office.

None of the Independent Trustees or their immediate family members owns securities in the Adviser or Distributor, nor do they own securities in any entity directly or indirectly controlling, controlled by or under common control with the Adviser or Distributor.

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Must be accompanied or preceded by a prospectus.

gr-funds.com

Item 2.	Code of Ethics.

(a)
The Registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the Registrant.

(b)	Not applicable.

(c)	During the period covered by this report, no amendments to the provisions of the code of ethics adopted in Item 2(a) above were made.

(d)	During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above were granted.

(e)	Not applicable.

(f)	The Registrant’s Code of Ethics is attached as Exhibit 12.A.1. hereto.

Item 3.	Audit Committee Financial Expert.

The Board of Trustees has determined that no members of the Audit Committee are an "audit committee financial expert" as that term is defined under applicable regulatory guidelines.

Item 4.	Principal Accountant Fees and Services.

(a)
Audit Fees:  For the Registrant’s fiscal year ended May 31, 2017, the aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements were $36,965.

(b)
Audit-Related Fees:  For the Registrant’s fiscal year ended May 31, 2017, there were no fees billed for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and were not reported in paragraph (a) of this Item 4.

(c)
Tax Fees:  For the Registrant’s fiscal year ended May 31, 2017, the aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $3,250.  The fiscal year 2017 tax fees were for services pertaining to federal and state income tax return review, review of year-end dividend distributions and excise tax preparation.

(d)
All Other Fees:  For the Registrant’s fiscal years ended May 31, 2017, aggregate fees billed to the Registrant by the principal accountant for services provided by the principal accountant other than the services reported in paragraphs (a) through (c) of this Item 4 were $1,500.

(e)	(e)(1) Audit Committee Pre-Approval Policies and Procedures: All services to be performed by the Registrant's principal accountant must be pre-approved by the Registrant's Audit Committee.

(e)(2)	No services described in paragraphs (b) through (d) of this Item 4 were approved by the Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)
The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal year ended May 31,  2017 were $0.

(h)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to Registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 10.	Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2) of Regulation S-K, or this Item.

Item 11.	Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	The Code of Ethics that applies to the Registrant’s principal executive officer and principal financial officer is attached hereto as Exhibit 12.A.1.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.Cert.

(a)(3)	Not applicable.

(b)
The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goehring & Rozencwajg Investment Funds

By:	/s/ Adam A. Rozencwajg
Adam A. Rozencwajg
President

Date:	August 8, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below on behalf of the Registrant and in the capacities and on the dates indicated.

Goehring & Rozencwajg Investment Funds

By:	/s/ Adam A. Rozencwajg
Adam A. Rozencwajg
Principal Executive Officer and Principal Financial Officer

Date:	August 8, 2017